Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Compensation Expense and Related Tax Benefits for Restricted Stock

The following table presents compensation expense and related tax benefits for restricted stock awards recognized on the consolidated statement of income.

(Dollars in thousands)
	2018	2017	2016
Compensation expense	$77	$43	$16
Tax benefit	(16)	(15)	(5)
Net income effect	$61	$28	$11

Summary of Non-Vested Restricted Shares Activity

The following table presents a summary of non-vested restricted shares activity for 2018.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested at January 1, 2018	7,800	$18.10
Vested	-
Cancelled	-
Granted	5,220	19.80
Non-vested at December 31, 2018	13,020	18.78

Schedule of Stock Options Activity

A summary of the status of the outstanding stock options as of December 31, 2018, 2017 and 2016, and changes during the years ending on those dates is presented below:

	2018		2017		2016
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	125,026	$17.91	139,155	$17.97	142,524	$18.07
Granted	-	-	-	-	-	-
Exercised	(5,170)	17.47	(9,704)	17.74	-	-
Forfeited	(6,100)	21.10	(4,425)	20.05	(3,369)	22.36
Outstanding at end of year	113,756	$17.76	125,026	$17.91	139,155	$17.97

Options exercisable at year-end	110,911		110,282		97,584
Weighted-average fair value of
of options granted
during the year		$-		$-		$-
Intrinsic value of options
exercised during the year		$15,240		$10,807		$-
Intrinsic value of options
outstanding and exercisable at
December 31, 2018		$387,318

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2018:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/20/2009	$17.22	3,909	0.80	3,909
9/20/2011	$17.75	13,200	2.72	13,200
3/20/2012	$18.00	15,800	3.22	15,800
2/19/2013	$17.65	16,622	4.14	16,622
2/18/2014	$17.72	31,025	5.13	30,180
2/17/2015	$17.80	33,200	6.13	31,200
		113,756		110,911

JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2018 and December 31, 2017. Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $50,000 and $46,000, at December 31, 2018 and 2017, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2018	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds	$11,891	$11,891	$-	$-
Money market funds	241	241	-	-
	$12,132	$12,132	$-	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2017	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds	$12,857	$12,857	$-	$-
Money market funds	213	213	-	-
	$13,070	$13,070	$-	$-

Schedule of Net Funded Status

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows:

(Dollars in thousands)	Years ended December 31,
	2018	2017
Change in projected benefit obligation (PBO)
PBO at beginning of year	$15,554	$16,332
Interest cost	521	621
Change in assumptions	(1,208)	1,141
Actuarial loss	(244)	136
Group annuity purchase	-	(1,974)
Settlement payments	(1,485)	-
Benefits paid	(583)	(702)
PBO at end of year	$12,555	$15,554

Change in plan assets
Fair value of plan assets at beginning of year	$13,117	$13,840
Actual return on plan assets, net of expenses	(217)	1,953
Employer contribution	1,350	-
Group annuity purchase	-	(1,974)
Settlement payments	(1,485)	-
Benefits paid	(583)	(702)
Fair value of plan assets at end of year	$12,182	$13,117

Funded status, included in other (liabilities) assets	$(373)	$(2,437)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(884)	$(3,081)

Accumulated benefit obligation	$12,555	$15,554

Components of Net Periodic Pension Cost

Pension expense for the JVB Plan included the following components for the years ended December 31:

(Dollars in thousands)
	2018	2017	2016
Interest cost on projected benefit obligation	$521	$621	$666
Expected return on plan assets	(690)	(793)	(795)
Settlement loss	210	377	-
Recognized net actuarial loss	129	207	248
Net periodic benefit cost	170	412	119

Net loss (gain)	(449)	117	173
Amortization of net loss	(435)	(584)	(248)
Total recognized in other comprehensive loss (income)	$(884)	$(467)	$(75)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(714)	$(55)	$44

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2018	2017	2016
Discount rate	4.10%	3.50%	4.00%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2018	2017	2016
Discount rate	3.50%	4.00%	4.25%
Expected long-term return on plan assets	4.20	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A

Schedule of Expected Benefit Payments	Future expected benefit payments:

(Dollars in thousands)
	2019	2020	2021	2022	2023	2024-2028
Estimated future benefit payments	$626	$630	$620	$621	$631	$3,406